Document And Entity Information	Oct. 11, 2023
Document Information [Line Items]
Entity, Registrant Name	ATHERSYS, INC / NEW
Document, Type	8-K
Document, Period End Date	Oct. 11, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-33876
Entity, Tax Identification Number	20-4864095
Entity, Address, Address Line One	3201 Carnegie Avenue
Entity, Address, City or Town	Cleveland
Entity, Address, State or Province	OH
Entity, Address, Postal Zip Code	44115-2634
City Area Code	216
Local Phone Number	431-9900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ATHX
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001368148